Net Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,858.2	$ 1,806.2
Accumulated depreciation	(344.1)	(183.6)
Property, plant, and equipment, net	1,514.1	1,622.6
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	90.5	99.9
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	418.4	430.7
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,060.1	1,087.0
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	122.1	42.4
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29.1	26.3
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	138.0	$ 119.9
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	3 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	5 years
Minimum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	25 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	25 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	7 years
Maximum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Useful life of PP&E	20 years